Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

As of June 30, 2020 and December 31, 2019 property and equipment consists of the following:

	June 30, 2020	December 31, 2019

Furniture and equipment	$727,218	$617,712
Leasehold improvements	1,581,174	1,518,293
	2,308,392	2,136,005
Less: accumulated depreciation and amortization	(665,812)	(489,126)
Property and equipment, net	$1,642,580	$1,646,879

As of December 31, 2019, and 2018, property and equipment consist of the following:

	December 31, 2019	December 31, 2018

Furniture and equipment	$617,712	$282,896
Leasehold improvements	1,518,293	626,368
	2,136,005	909,264
Less: accumulated depreciation and amortization	(489,126)	(271,977)
Property and equipment, net	$1,646,879	$637,287